Expense Example, No Redemption - Class A, C, I Shares - Salient MLP & Energy Infrastructure Fund	May 01, 2021 USD ($)
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 699
Expense Example, No Redemption, 3 Years	1,022
Expense Example, No Redemption, 5 Years	1,368
Expense Example, No Redemption, 10 Years	2,339
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	233
Expense Example, No Redemption, 3 Years	728
Expense Example, No Redemption, 5 Years	1,250
Expense Example, No Redemption, 10 Years	2,678
Class I
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	132
Expense Example, No Redemption, 3 Years	423
Expense Example, No Redemption, 5 Years	734
Expense Example, No Redemption, 10 Years	$ 1,618